UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, NE 68137

(Address of principal executive offices)(Zip code)

Emile Moulineax

         Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

         (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

09/30

Date of reporting period: 6/30/11

Item 1.  Schedule of Investments.

MutualHedge Frontier Legends Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
June 30, 2011 (Unaudited)
	Shares		Value
		EXCHANGE TRADED FUNDS - 49.6%
	459,275	iShares Barclays 1-3 Year Credit Bond Fund	$ 48,200,911
	381,530	iShares Barclays Aggregate Bond Fund	40,697,805
	1,453,013	PowerShares VRDO Tax-Free Weekly Portfolio	36,325,325
	588,900	Vanguard Short-Term Bond ETF	47,718,567
	608,100	Vanguard Short-Term Corporate Bond ETF	47,644,635
		TOTAL EXCHANGE TRADED FUNDS
		(Cost $220,171,663)	220,587,243

		PURCHASED CALL OPTIONS + - 0.4%
	4	Gold, Strike Price $2,000, Expiration Date 12/1/2011	13,440
	44	Gold, Strike Price $1,485, Expiration Date 12/1/2011	311,520
	94	Gold, Strike Price $2,000, Expiration Date 6/1/2012	870,440
	20	U.S. Treasury Bonds, Strike Price $141, Expiration Date 12/1/2011	446,289
	54	Zinc, Strike Price $2,300, Expiration Date 12/1/2011	328,968
		TOTAL PURCHASED CALL OPTIONS (Cost $1,182,413)	1,970,657

		PURCHASED PUT OPTIONS + - 0.3%
	54	Copper, Strike Price $9,250, Expiration Date 12/1/2011	819,842
	10	Gold, Strike Price $1,620, Expiration Date 9/1/2011	300
	10	Gold, Strike Price $1,660, Expiration Date 9/1/2011	800
	10	Gold, Strike Price $1,700, Expiration Date 9/1/2011	3,200
	6	NASDAQ 100 emini, Strike Price $2,000, Expiration Date 7/1/2011	4
	1	S&P 500 Index, Strike Price $1,070, Expiration Date 9/1/2011	663
	1	S&P 500 Index, Strike Price $1,150, Expiration Date 7/1/2011	100
	45	Soybeans, Strike Price $1,340, Expiration Date 1/1/2012	226,125
	36	Zinc, Strike Price $2,400, Expiration Date 7/1/2011	60,192
		TOTAL PURCHASED PUT OPTIONS (Cost $1,490,350)	1,111,226

	Principal
		STRUCTURED NOTE - 3.3%
	$ 15,000,000	SGI 10 Year Bond Index Deposit, due 2/27/16 *
		(Cost $15,000,000)	14,712,000

		TOTAL INVESTMENTS - 53.6% (Cost $237,844,426) (a)	$ 238,381,126
		OTHER ASSETS AND LIABILITIES - 46.4%	206,561,718
		TOTAL NET ASSETS - 100.0%	$ 444,942,844

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value
	by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:	$ 1,565,949
		Unrealized Depreciation:	(1,029,249)
		Net Unrealized Appreciation:	$ 536,700
*	Non-Income producing security.
+	This instrument is a holding of MutualHedge Fund Limited.

STATEMENT OF FINANCIAL FUTURES
Description	Long Contracts +	Notional Amount at Value*	Expiration Date	Unrealized Appreciation/ (Depreciation)
10 Year Treasury Note	735	$ 89,911,176	September 2011	$ (428,935)
2 Year Treasury Note	482	105,723,692	September 2011	68,869
3 Month Euro	891	266,572,398	September 2011 - June 2012	212,385
30 Day Federal Funds (CBT)	149	62,003,147	July 2011 - December 2011	(2,229)
30 Year Treasury Bond	102	12,549,188	September 2011	(191,117)
5 Year Treasury Note	459	54,710,647	September 2011	44,209
Aluminum	1,080	64,738,692	July 2011 - January 2012	(3,729,382)
Australian Dollar	97	10,307,220	September 2011	61,983
Australian Long Bond (10 Year)	160	16,956,337	September 2011	(78,928)
Australian Medium Bond (3 Year)	323	34,230,606	September 2011	29,091
Australian Short Rate (Bank Bill)	634	671,894,871	September 2011 - September 2012	11,362
Brent Crude (ICE)	309	34,755,130	August 2011 - September 2011	(1,005,670)
British Long Bond (Gilt)	230	44,271,868	September 2011	(135,807)
British Medium Bond (Sterling)	2,965	469,691,749	September 2011 - March 2013	629,565
British Stock Index (FTSE)	59	5,579,101	September 2011	127,435
Canadian Dollar	10	1,035,800	September 2011	1,590
Canadian Long Bond (10 Year)	193	19,764,465	September 2011	(95,205)
Canadian Short Rate (Bankers Acceptance)	1,107	1,133,640,553	September 2011 - March 2012	61,728
Canola (WPG)	2	22,636	November 2011	(1,050)
Cattle, Feeder	73	5,040,163	August 2011 - September 2011	21,313
Cattle, Live	39	1,828,320	October 2011	61,090
Cocoa (CSCE)	6	189,460	September 2011 - December 2011	10,340
Cocoa, #7	11	220,000	July 2011 - December 2011	19,908
Coffee (CSCE)	1	101,850	March 2012	7,538
Coffee Robusta	91	2,273,180	September 2011	(9,320)
Copper (COMEX)	19	2,034,188	September 2011	41,478
Copper (LME)	919	193,946,287	July 2011 - June 2012	(10,414,284)
Corn	128	3,986,325	September 2011 - December 2011	(233,150)
Cotton	1	59,295	December 2011	(5,940)
Crude Oil, Light	348	33,395,700	September 2011 - October 2011	(573,070)
Dow Jones Stock Index E-Mini	20	1,234,500	September 2011	27,087
Eurex SW (Bund)	10	1,439,056	September 2011	(2,226)
Euribor (LIFFE)	476	167,619,370	September 2011 - September 2013	137,544
Euro	112	20,283,200	September 2011	(78,473)
Euro Long Bond (EUREX)	179	25,759,102	September 2011	(21,775)
Euro Medium Bond (EUREX)	75	10,792,920	September 2011	(23,168)
Euro Short Bond (EUREX)	208	29,932,364	September 2011	(72,851)
Eurodollar	3,645	905,765,675	September 2011 - September 2013	367,289
EuroYen (TIFFE)	777	239,047,203	December 2011 - September 2012	(26,340)
EURX E-STXX 50	41	1,680,357	September 2011	19,641
Fluid Milk (CME)	63	2,377,620	August 2011 - September 2011	(4,940)
French Stock Index	88	2,064,758	July 2011	101,594
Frozen Orange Juice (NYC)	160	4,490,400	September 2011	123,165
Gas Oil (ICE)	174	16,175,700	August 2011 - September 2011	(572,825)
German Stock Index	40	2,515,723	September 2011	173,273
Gold (COMEX)	124	18,634,720	August 2011	(242,920)
Heating Oil	275	34,206,480	September 2011	(896,759)
HKE H-Shares	5	740,354	July 2011	797
IDEM S&P/MIB	15	204,374	September 2011	40,174
Japanese Long Bonds (SIMEX)	180	230,754,883	September 2011	44,729
Japanese Long Bonds (TSE)	21	26,921,430	September 2011	(6,337)
Japanese Yen (IMM)	33	5,128,613	September 2011	(8,804)
JSE SHR Index	11	866,569	September 2011	143
KOSPI 200 Index	12	3,330,630	September 2011	(11,270)
Lead	418	24,860,741	July 2011 - March 2012	(1,812,271)
Lean Hogs	28	965,720	October 2011	(1,510)
Matif Rapeseed	11	76,538	August 2011	(25,839)
ME S&P Canada 60	5	355,745	September 2011	6,750
Mexican Peso	70	2,968,875	September 2011	12,572
MidCap E-Mini (IMM)	13	1,269,450	September 2011	38,870
NASDAQ 100 Index E-Mini	128	5,941,760	September 2011	185,142
Natural Gas	330	14,496,900	September 2011	(1,239,120)
New Zealand Dollar	39	3,210,870	September 2011	47,740
New Zealand Short Rate Bank Bill	3	2,452,784	September 2011 - March 2012	(60)
Nickel	126	15,690,605	July 2011 - December 2011	(1,500,429)
Nikkei 225 Index(Osaka)	1	121,265	September 2011	2,361
Nikkei 225 Index Mini (OSE)	15	116,700	September 2011	3,696
OMX Index	2	42,600	July 2011	190
Paladium (NYMEX)	34	2,586,210	September 2011	(115,105)
RBOB Gas	33	4,115,311	August 2011	198,297
Russell 2000 Index	7	577,780	September 2011	22,210
S&P 500 Index E-Mini	230	15,128,250	September 2011	394,103
Silver (COMEX)	18	3,134,880	September 2011	40,640
Soybean Meal	7	233,450	September 2011	(13,470)
Soybean Oil	17	564,072	August 2011 - September 2011	(18,036)
Soybeans	69	4,477,625	November 2011 - January 2012	(119,499)
Spanish Stock Index (IBEX)	15	982,501	July 2011	56,883
Sugar #11	127	3,746,602	October 2011	153,552
Sugar #5	103	3,640,970	August 2011 - October 2011	97,355
Swiss Franc	16	2,381,400	September 2011	(5,900)
Taiwan Stock Index (MSCI)	9	266,580	July 2011	2,940
Tin	26	2,833,870	December 2011	(361,171)
TIN (LME)	23	2,991,725	August 2011	(701,040)
Ultra T-Bonds (CBT)	4	504,320	September 2011	(8,750)
US Dollar Index	9	671,715	September 2011	(14,265)
Wheat	4	131,500	December 2011	(8,863)
Wheat (Kansas City)	5	179,413	September 2011 - December 2011	(37,813)
Wheat, White (Minneapolis)	1	39,750	September 2011	(4,288)
Zinc	691	38,234,719	July 2011 - December 2011	(1,028,790)
			Net Unrealized Appreciation from Open Long Futures Contracts	$ (22,180,373)

Description	Short Contracts +	Notional Amount at Value*	Expiration Date	Unrealized Appreciation/ (Depreciation)
10 Year Treasury Note	68	$ 8,318,313	September 2011	$ 51,085
30 Year Treasury Bond	31	3,813,969	September 2011	28,079
5 Year Treasury Note	28	3,337,469	September 2011	11,883
Aluminum	1,067	63,914,436	July 2011 - January 2012	3,269,128
Australian Stock Index (All Ordinaries)	23	2,803,704	September 2011	(31,278)
Brent Crude (ICE)	279	31,364,670	August 2011 - October 2011	749,720
British Long Bond	5	962,432	September 2011	7,536
British Medium Bond	857	136,087,536	September 2011	(83,132)
British Pound	10	1,003,188	September 2011	(532)
Canadian Dolar	20	2,071,600	September 2011	(43,250)
Cattle, Feeder	1	69,038	September 2011	(1,688)
Cattle, Live	51	2,261,850	September 2011	(95,750)
Cocoa #7	60	1,906,120	September 2011	(127,580)
Cocoa (CSCE)	8	252,080	September 2011	(17,500)
Coffee (CSCE)	13	1,303,725	September 2011 - December 2011	(41,006)
Coffee Robusta	5	125,170	September 2011 - November 2011	(7,440)
Copper (LME)	896	188,527,674	July 2011 - June 2012	6,217,230
Corn	21	668,025	September 2011 - December 2011	24,455
Cotton	7	415,065	December 2011	12,820
Crude Oil, Light	354	33,778,680	August 2011	534,750
Dutch Stock Index	4	391,135	July 2011	(5,211)
Euribor (LIFFE)	378	133,422,831	December 2011 - March 2012	(76,429)
Euro Long Bond (EUREX)	31	4,461,074	September 2011	50,227
Euro Medium Bond (EUREX)	6	863,434	September 2011	2,352
Eurodollar	212	52,230,175	March 2013 - June 2013	117,038
EURX E-STX BNK	12	1,726,867	September 2011	(1,916)
FINEX EURO/NK	18	138,420	September 2011	16,892
FTSE Index E-Mini	49	1,556,926	September 2011	(36,084)
Gas Oil (ICE)	145	13,520,350	August 2011 - September 2011	459,800
Gold (COMEX)	48	6,914,200	August 2011 - December 2011	22,572
Heating Oil	268	33,163,553	August 2011	929,919
HKE H-Shares	2	296,141	July 2011	(2,692)
Hong Kong Stock Index	10	1,480,707	July 2011	(33,569)
IDEM S&P/MIB	1	13,625	September 2011	(3,651)
Japanese Long Bonds (TSE)	1	1,234,873	September 2011	1,864
KFX USD/KRW	60	461,400	July 2011	8,278
Lead	358	20,836,479	July 2011 - March 2012	967,371
Lean Hogs	133	4,877,110	August 2011	89,380
miNY Gold (COMEX)	8	600,920	August 2011	1,647
NASDAQ 100 E-Mini	49	2,274,580	September 2011	(83,579)
Natural Gas	433	18,852,320	August 2011 - September 2011	1,302,163
Nickel	140	17,657,753	July 2011 - December 2012	1,651,077
Nikkei 225 Index (Osaka)	6	606,323	September 2011	(28,229)
Nikkei 225 Index (SIMEX)	29	225,620	September 2011	(66,348)
Nikkei 225 Index Mini (OSE)	75	583,500	September 2011	(38,516)
Oats (CBOT)	50	867,500	December 2011	(5,363)
Platinum (NYMEX)	5	431,525	October 2011	(7,512)
Random Length Lumber (CME)	88	2,507,120	September 2011	(150,623)
RBOB Gas	5	615,174	September 2011	(32,294)
Rough Rice	69	2,048,610	September 2011	(12,750)
Russell 2000 Index	1	82,540	September 2011	(2,950)
S&P (Canada 60)	2	142,298	September 2011	(4,803)
S&P 500 Index E-Mini	4	263,100	September 2011	(400)
SGX SP CNX NIF	140	1,582,700	July 2011	(27,972)
Soybean Meal	6	198,540	December 2011	4,891
Soybean Oil	6	202,140	December 2011	160
Soybeans	16	1,035,200	November 2011	15,567
Spanish Stock Index (IBEX)	1	65,500	July 2011	(7,360)
Sugar #11	16	460,723	March 2012	(11,782)
Swiss Franc	3	446,511	September 2011	2,009
Tin	26	2,833,870	December 2011	238,862
Tin (LME)	23	2,991,725	August 2011	287,104
TOPIX	9	944,122	September 2011	(37,808)
U.S. Dollar Index	66	4,925,910	September 2011	(10,636)
Wheat	112	3,580,363	September 2011 - December 2011	455,881
Wheat (Kansas City)	8	282,900	September 2011	33,538
Zinc	719	39,904,104	July 2011 - December 2011	118,961
			Net Unrealized Appreciation from Open Short Futures Contracts	$ 16,546,606

			Net Unrealized Depreciation from Open Futures Contracts	$ (5,633,767)

* Notional amounts are the underlying reference amounts to stock exchange indices, equities and foreign currencies upon which the fair value of the futures contracts traded by the Fund are based.  While notional amounts do not represent the current fair value and are not necessarily indicative of the future cash flows of the Fund's futures contracts, the underlying price changes in relation to the variables specified by the notional amounts affect the fair value of these derivative financial instruments.

	Long Exposure Notional Amounts	Long Exposure No. of Contracts	Short Exposure Notional Amounts	Short Exposure No. of Contracts
Futures	5,253,393,241	21,004	(867,787,235)	7,655

** Notional values as set forth in the Statement of Financial Futures does not purport to represent economic value at risk by the Fund.  The Fund is fully at risk for approximately its $63,937,250 investment in MutualHedge Fund Ltd. The investment in MHFL is represented by the derivatives shown above.

Settlement Date	Foreign Currency Units to Receive/Deliver +	In Exchange For	Contacts at Value	Unrealized Appreciation/ (Depreciation)
Contracts Purchased
9/21/2011	300,000 AUD	500,000 NZD	$320,312	$ (5,239)
9/21/2011	2,225,000 AUD	$5,625,000	$2,362,347	$ (2,245)
9/21/2011	8,042,829 AUD	$123,856,093	$8,539,305	$ (275,605)
9/21/2011	4,100,000 BRL	$6,700,000	$6,514,536	$ 31,724
9/21/2011	2,125,000 CAD	$4,675,000	$2,200,884	$ 10,703
9/21/2011	2,125,000 CHF	3,000,000 EUR	$2,536,838	$ 14,694
9/21/2011	2,430,000 CHF	$2,730,000	$2,894,089	$ (18,833)
9/21/2011	41,750,000 CNY	$51,750,000	$269,259,831	$ 12,415
9/21/2011	2,150,000 EUR	3,050,000 GBP	$3,116,831	$ 36,832
9/21/2011	1,600,000 EUR	$3,500,000	$2,317,148	$ (50,208)
9/21/2011	6,838,784 EUR	$121,479,792	$9,904,047	$ (346,869)
9/21/2011	975,000 GBP	$3,725,000	$1,565,040	$ (58,727)
9/21/2011	3,367,571 GBP	$55,232,797	$5,405,521	$ (88,670)
9/21/2011	300,000,000 HUF	$650,000,000	$1,621,723	$ (39,548)
9/21/2011	254,000,000 INR	$314,000,000	$5,607,553	$ 3,491
9/21/2011	193,750,000 JPY	206,250,000 GBP	$2,410,876	$ 22,127
9/21/2011	131,250,000 JPY	206,250,000 CAD	$1,634,938	$ (37,977)
9/21/2011	207,000,000 JPY	$357,000,000	$2,573,134	$ (27,519)
9/21/2011	1,600,000,000 KRW	4,800,000,000 EUR	$1,495,499	$ (49,292)
9/21/2011	3,575,000,000 KRW	$3,575,000,000	$3,333,604	$ 50,850
9/21/2011	28,000,000 MXN	$57,000,000	$2,373,123	$ 11,905
9/21/2011	20,375,000 NOK	52,375,000 EUR	$3,774,882	$ 3,128
9/21/2011	500,000 NOK	1,300,000 SEK	$92,866	$ (1,151)
9/21/2011	10,375,000 NOK	$23,625,000	$1,917,634	$ (19,711)
9/21/2011	2,700,000 NZD	$4,500,000	$3,282,402	$ 19,849
9/21/2011	5,280,665 NZD	$274,217,213	$6,419,728	$ (615,189)
9/21/2011	121,250,000 PHP	$373,750,000	$2,777,542	$ (34,424)
9/21/2011	2,500,000 PLN	$8,900,000	$6,909,197	$ (57,130)
9/21/2011	73,000,000 RUB	$163,000,000	$2,614,997	$ (9,577)
9/21/2011	5,900,000 SGD	$12,800,000	$4,806,121	$ (7,504)
9/21/2011	$7,303,305	8,556,713 CZK	$7,307,095	$ (103,335)
9/21/2011	$76,878	76,878 COP	$77,126	$ (501)
9/21/2011	$4,499,225	58,949,583 JPY	$4,497,079	$ (46,325)
9/21/2011	$3,091,723	3,639,475 MYR	$3,110,853	$ 540
9/21/2011	$581,054	620,810 PHP	$585,327	$ 3,444
9/21/2011	$466,160	466,160 SGD	$466,104	$ (3,239)
9/21/2011	$4,150,711	73,380,385 CHF	$4,148,451	$ 22,755
9/21/2011	$16,866,176	156,688,368 SEK	$16,948,293	$ (266,924)
9/21/2011	$1,240,171	1,460,441 TWD	$1,231,419	$ 1,017
9/21/2011	$100,000	100,000 TRY	$101,574	$ (1,005)
9/21/2011	14,500,000 ZAR	$27,000,000	$99,237,275	$ (20,052)

Contracts Sold
7/21/2011	$377,002	377,002 SGD	$376,998	$ 1,228
7/29/2011	$1,300,000	1,300,000 CNY	$1,299,690	$ 657
7/29/2011	$900,000	900,000 RUB	$900,012	$ 8,494
7/29/2011	$1,000,000	1,000,000 TWD	$997,236	$ 5,976
8/2/2011	$500,000	500,000 BRL	$503,757	$ 11,039
8/19/2011	$1,816,554	1,816,554 SGD	$1,816,490	$ 30,765
9/21/2011	1,550,000 EUR	3,650,000 AUD	$2,268,567	$ 15,405
9/21/2011	1,000,000 EUR	1,200,000 CZK	$2,460	$ 977
9/21/2011	700,000 EUR	700,000 HUF	$14	$ 4,422
9/21/2011	600,000 EUR	600,000 NOK	$14,230	$ 3,952
9/21/2011	1,000,000 EUR	1,000,000 PLN	$91,163	$ (1,317)
9/21/2011	500,000 EUR	500,000 SEK	$8,617	$ (7,046)
9/21/2011	37,500,000 JPY	125,000,000 EUR	$467,252	$ (7,881)
9/21/2011	143,750,000 JPY	268,750,000 NZD	$7,868,614,396	$ 27,802
9/21/2011	$10,557,572	12,202,670 BRL	$10,746,689	$ 204,525
9/21/2011	$15,315,889	157,212,325 CAD	$15,348,015	$ (524,250)
9/21/2011	$888,093	926,209 CLP	$237,058	$ 401
9/21/2011	$13,867,942	17,176,492 HUF	$14,002,152	$ 170,081
9/21/2011	$10,247,802	12,292,124 IDR	$0	$ 61,001
9/21/2011	$317,946	317,946 INR	$322,836	$ 1,570
9/21/2011	$334,893	334,893 ILS	$336,043	$ 2,395
9/21/2011	$4,096,892	4,952,942 KRW	$4,117,644	$ 52,710
9/21/2011	$10,091,852	12,308,370 MXN	$10,166,818	$ 37,276
9/21/2011	$28,863,806	139,402,498 NOK	$29,019,958	$ 590,717
9/21/2011	$719,326	887,818 PEN	$723,816	$ 4,171
9/21/2011	$2,953,484	3,715,176 PLN	$2,978,247	$ 23,165
9/21/2011	$319,029	348,817 RUB	$319,034	$ 4,182
9/21/2011	$67,154	67,154 THB	$67,158	$ (466)
9/21/2011	$6,440,774	7,286,584 TRY	$6,542,160	$ (90,586)
9/21/2011	$3,729,561	4,243,939 ZAR	$3,775,151	$ 25,908
9/21/2011	$600,000	600,000 ZAR	$607,334	$ 3,896
			Net Unrealized Depreciation on Foreign Exchange Contracts	$ (1,280,160)

At June 30, 2011, the Fund had the following outstanding written call option contracts:

Security +	Expiration Date	Exercise Price	Contracts	Value
Copper	12/1/2011	$9,700	66	$ 455,947
Gold	9/1/2011	$1,620	10	135,300
Gold	9/1/2011	$1,660	10	95,800
Gold	9/1/2011	$1,700	10	58,200
Gold	6/1/2012	$2,500	47	145,700
Corn	12/1/2011	$7	4	12,025
Soybeans	11/1/2011	$1,480	45	38,250
U.S. Treasury Bonds	10/1/2011	$140	30	111,328
Zinc	8/1/2011	$2,400	23	37,674
			(Premiums Received $744,534)	$1,090,224

At June 30, 2011, the Fund had the following outstanding written put option contracts:

Security +	Expiration Date	Exercise Price	Contracts	Value
Copper	9/1/11	$7,600	162	$ 36,126
Copper	9/1/11	$8,000	54	38,678
Copper	10/1/11	$8,500	58	260,072
Euro	10/1/11	$1	49	60,638
Gold	12/1/11	$1,400	68	143,480
NASDAQ 100 e-mini	7/1/11	$2,080	6	8
S&P 500 Index	7/1/11	$1,200	1	200
S&P 500 Index	9/1/11	$1,150	1	1,600
Zinc	8/1/11	$2,000	23	1,610
			(Premiums Received $932,241)	$ 542,412

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security valuation – Securities, including exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Investments in Systematic Trading Companies are valued at a fair value based on the net asset value as reported by underlying trading companies.   Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2011 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 220,587,243	$ -	$ -	$ 220,587,243
Purchased Options	3,081,883	-	-	3,081,883
Structured Note	-	14,712,000	-	14,712,000
Total	$ 223,669,126	$ 14,712,000	$ -	$ 238,381,126

Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts	$ 5,633,767	$ -	$ -	$ 5,633,767
Written Options	1,632,636			1,632,636
Forward Exchange Contracts	-	1,280,160	-	1,280,160
Total	$ 7,266,403	$ 1,280,160	$ -	$ 8,546,563

There were no significant transfers in to and out of Level 1 and 2 during the current period presented.
The Fund did not hold any level 3 securities during the period.

Consolidation of Subsidiaries – MutualHedge Frontier Legends Fund ("MFLF") with MutualHedge Fund Limited ("MFL-CFC") – The Consolidated Portfolio of Investments includes the accounts of MFL-CFC, a wholly-owned and controlled subsidiary.   All inter-company accounts and transactions have been eliminated in consolidation.

MFLF may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with MFLF's investment objectives and policies.

MFL-CFC, through its investments in global macro or managed futures programs, utilizes commodity based derivative products to facilitate MFLF's pursuit of its investment objective.   In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, MFLF may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the MFLF Prospectus.

A summary of the MFLF's investments in the CFC is as follows:

	Inception Date of MFL-CFC	MFL-CFC Net Assets at June 30, 2011	% Of Total Net Assets at June 30, 2011
MFL-CFC	1/12/2010	$ 63,936,730	14.37%

Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks.  The market value of the contract fluctuates with changes in currency exchange rates.  The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss.  As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from foreign currency transactions in the Statements of Operations.

Futures Contracts –  The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities.   Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).    During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.   Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.   When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.   If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract.   Risks may exceed amounts recognized in the Statements of Assets and Liabilities.    With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options Transactions – The Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.

When a fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if a fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, a fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.  When a fund purchases an option, an amount equal to the premium paid by the fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.   With purchased options, there is minimal counterparty credit risk to the fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The following is a summary of the unrealized appreciation/(depreciation) of the derivative instruments utilized by the Portfolio as of June 30, 2011 categorized by risk exposure:

Derivative Unrealized Appreciation/(Depreciation) at 06/30/2011
Equity risk exposure	796,888
Interest rate risk exposure	290,361
Commodity risk exposure	(6,923,301)
Foreign exchange rate risk exposure	(624,074)
Total	(6,460,125)

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

10/31/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

10/31/11

By (Signature and Title)

*/s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date

10/31/11